Average Annual Total Returns - FidelitySAIUSMomentumIndexFund-PRO - FidelitySAIUSMomentumIndexFund-PRO - Fidelity SAI U.S. Momentum Index Fund	Sep. 28, 2024
Fidelity SAI U.S. Momentum Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.62%
Past 5 years	13.82%
Since Inception	12.93%	[1]
Fidelity SAI U.S. Momentum Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.03%
Past 5 years	11.02%
Since Inception	10.68%	[1]
Fidelity SAI U.S. Momentum Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.45%
Past 5 years	10.69%
Since Inception	10.13%	[1]
IXZE4
Average Annual Return:
Past 1 year	14.87%
Past 5 years	13.96%
Since Inception	13.07%
MS023
Average Annual Return:
Past 1 year	26.49%
Past 5 years	15.16%
Since Inception	12.51%

[1]	A From February 9, 2017 .